Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information to explain the annual Compensation Actually Paid (CAP) of our principal executive officer (CEO); the average CAP of the other NEO; the Company’s cumulative total shareholder return (TSR); TSR for our self-selected peer group (the Dow Jones Transportation Index); Net Income; and that financial performance measure that we have determined most directly links operational performance to compensation actually paid to our NEOs for the most recently completed fiscal year (Operating Income).

CAP, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year due to the impact of long-term incentive compensation within our pay program.

The following tables set forth information regarding the current CEO, former CEO, and average other NEO CAP versus financial and operational performance for the last five years; the measures that we deem to be most important when determining executive compensation; and a comparison of CAP to the current CEO, former CEO, and the average CAP to the other NEO versus TSR for our Company and our select peer group and our Company’s Net Income and Operating Income:

							Value of Initial Fixed $100 Investment Based On:			Company- Selected Measure (CSM)
Year	Summary Compensation Table Total for Daniel R. Wall (1)	Compensation Actually Paid to Daniel R. Wall (1)(3)(6)(7)(8)(9)	Summary Compensation Table Total for Jeffrey S. Musser (2)	Compensation Actually Paid to Jeffrey S. Musser (2)(3)(6)(7)(8)(9)	Average Summary Compensation Table Total for Other NEOs (4)	Average Compensation Actually Paid to Other NEOs (3)(4)(6)(7)(8)(9)	Total Shareholder Return (5)	Peer Group: Dow Jones Transportation Average Index Total Shareholder Return (5)	Net Income ($000)	Operating Income ($000)
2025	$9,643,863	$13,076,863	$1,354,281	$3,677,208	$3,433,682	$4,890,079	$165.92	$148.84	$812,048	$1,052,546
2024			$8,083,891	$8,323,770	$4,547,226	$4,708,841	$150.42	$156.33	$811,633	$1,041,323
2023			$7,453,361	$7,847,316	$4,151,877	$4,333,992	$170.68	$154.05	$751,779	$939,933
2022			$10,833,047	$8,783,033	$6,675,790	$5,871,073	$137.78	$127.86	$1,360,605	$1,824,371
2021			$13,026,304	$17,822,709	$8,197,868	$10,080,541	$175.94	$155.22	$1,418,845	$1,909,326

(1)
Mr.Daniel R. Wall was the CEO beginning April 1, 2025.
(2)
Mr. Jeffrey S. Musser was the CEO in 2021, 2022, 2023, 2024 and through March 31, 2025.
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid (CAP) amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The table following these footnotes details these adjustments.
(4)
The following table shows the CEOs and Non-CEO NEOs for each of 2025, 2024, 2023, 2022 and 2021.

Year	CEO	Non-CEO NEOs
2025	Jeffrey S. Musser, Daniel R. Wall	Blake R. Bell, Kelly K. Blacker, Roberto A. Martinez, David A. Hackett, and Bradley S. Powell
2024	Jeffrey S. Musser	Daniel R. Wall, Blake R. Bell, Kelly K. Blacker, and Bradley S. Powell
2023	Jeffrey S. Musser	Daniel R. Wall, Richard H. Rostan, Blake R. Bell, and Bradley S. Powell
2022	Jeffrey S. Musser	Eugene K. Alger, Daniel R. Wall, Richard H. Rostan, and Bradley S. Powell
2021	Jeffrey S. Musser	Eugene K. Alger, Daniel R. Wall, Richard H. Rostan, and Bradley S. Powell
(5)
Total Shareholder Return is determined based on the value of initial fixed investment of $100 at the beginning of 2021. The Peer Group Total Shareholder Return uses the Dow Jones Transportation Average.
(6)
At year-end 2021, PSUs granted in 2019 were remeasured assuming achievement of maximum performance criteria for purposes of CAP compared to target at grant date.
(7)
At year-end 2023, PSUs granted in 2022 were remeasured assuming threshold performance criteria will not be achieved for purposes of CAP compared to target at grant date.
(8)
At year-end 2024, PSUs granted in 2023 were remeasured assuming performance between target and maximum performance criteria for purposes of CAP compared to target at grant date. PSUs granted in 2022 were remeasured assuming threshold performance will be achieved for purposes of CAP compared to target at grant date.
(9)
At year-end 2025, PSUs granted in 2023 were remeasured assuming performance between target and maximum performance criteria for purposes of CAP compared to target at grant date

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value of Current Year Awards	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
2025	CEO	$9,643,863	(5,940,134)	8,434,562	395,711	542,860	—	$13,076,863
	Former CEO	$1,354,281	—	—	464,876	1,858,051	—	$3,677,208
	Other NEO	$3,433,682	(1,273,395)	1,642,120	365,327	722,345	—	$4,890,079

Company Selected Measure Name			Operating Income
Named Executive Officers, Footnote
(4)
The following table shows the CEOs and Non-CEO NEOs for each of 2025, 2024, 2023, 2022 and 2021.

Year	CEO	Non-CEO NEOs
2025	Jeffrey S. Musser, Daniel R. Wall	Blake R. Bell, Kelly K. Blacker, Roberto A. Martinez, David A. Hackett, and Bradley S. Powell
2024	Jeffrey S. Musser	Daniel R. Wall, Blake R. Bell, Kelly K. Blacker, and Bradley S. Powell
2023	Jeffrey S. Musser	Daniel R. Wall, Richard H. Rostan, Blake R. Bell, and Bradley S. Powell
2022	Jeffrey S. Musser	Eugene K. Alger, Daniel R. Wall, Richard H. Rostan, and Bradley S. Powell
2021	Jeffrey S. Musser	Eugene K. Alger, Daniel R. Wall, Richard H. Rostan, and Bradley S. Powell

Peer Group Issuers, Footnote
(5)
Total Shareholder Return is determined based on the value of initial fixed investment of $100 at the beginning of 2021. The Peer Group Total Shareholder Return uses the Dow Jones Transportation Average.

Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid (CAP) amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The table following these footnotes details these adjustments

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value of Current Year Awards	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
2025	CEO	$9,643,863	(5,940,134)	8,434,562	395,711	542,860	—	$13,076,863
	Former CEO	$1,354,281	—	—	464,876	1,858,051	—	$3,677,208
	Other NEO	$3,433,682	(1,273,395)	1,642,120	365,327	722,345	—	$4,890,079

Non-PEO NEO Average Total Compensation Amount			$ 3,433,682	$ 4,547,226	$ 4,151,877	$ 6,675,790	$ 8,197,868
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,890,079	4,708,841	4,333,992	5,871,073	10,080,541
Adjustment to Non-PEO NEO Compensation Footnote
(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid (CAP) amounts include total compensation per the Summary Compensation Table, less grant date fair value of PSUs and RSUs, plus the change in fair value of equity awards during the current year. The table following these footnotes details these adjustments.

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year-End Equity Value of Current Year Awards	Change in Value of Prior Equity Awards	Add Change in Value of Vested Equity Awards	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid
2025	CEO	$9,643,863	(5,940,134)	8,434,562	395,711	542,860	—	$13,076,863
	Former CEO	$1,354,281	—	—	464,876	1,858,051	—	$3,677,208
	Other NEO	$3,433,682	(1,273,395)	1,642,120	365,327	722,345	—	$4,890,079

Equity Valuation Assumption Difference, Footnote
(6)
At year-end 2021, PSUs granted in 2019 were remeasured assuming achievement of maximum performance criteria for purposes of CAP compared to target at grant date.
(7)
At year-end 2023, PSUs granted in 2022 were remeasured assuming threshold performance criteria will not be achieved for purposes of CAP compared to target at grant date.
(8)
At year-end 2024, PSUs granted in 2023 were remeasured assuming performance between target and maximum performance criteria for purposes of CAP compared to target at grant date. PSUs granted in 2022 were remeasured assuming threshold performance will be achieved for purposes of CAP compared to target at grant date.
(9)
At year-end 2025, PSUs granted in 2023 were remeasured assuming performance between target and maximum performance criteria for purposes of CAP compared to target at grant date

Compensation Actually Paid vs. Total Shareholder Return

The following chart presents the relationship between CAP to the Current CEO, Former CEO, and the average CAP of other NEO and Total Shareholder Return.

vs TSR Alignment

The graph compares Expeditors International of Washington, Inc.'s cumulative 5-Year total shareholder return on Common Stock with the Dow Jones Transportation Average. The graph assumes an initial fixed investment of $100 in our Common Stock and in the index at the beginning of the period presented. Total return assumes reinvestment of dividends in the index.

Compensation Actually Paid vs. Net Income			The following chart presents the relationship between CAP to our Former CEO, Current CEO and the average CAP of other NEO and Operating Income and Net Income.
Compensation Actually Paid vs. Company Selected Measure			The following chart presents the relationship between CAP to our Former CEO, Current CEO and the average CAP of other NEO and Operating Income and Net Income.
Total Shareholder Return Vs Peer Group

The following chart presents the relationship between CAP to the Current CEO, Former CEO, and the average CAP of other NEO and Total Shareholder Return.

vs TSR Alignment

The graph compares Expeditors International of Washington, Inc.'s cumulative 5-Year total shareholder return on Common Stock with the Dow Jones Transportation Average. The graph assumes an initial fixed investment of $100 in our Common Stock and in the index at the beginning of the period presented. Total return assumes reinvestment of dividends in the index.

Tabular List, Table

We consider the following to be the most important financial performance measures the Company uses to link executive compensation to Company performance.

Most Important Performance Measures for Determining Executive Compensation
Operating Income
Earnings per Share
Net Revenues (non-GAAP)

Total Shareholder Return Amount			$ 165.92	150.42	170.68	137.78	175.94
Peer Group Total Shareholder Return Amount			$ 148.84	$ 156.33	$ 154.05	$ 127.86	$ 155.22
Company Selected Measure Amount			1,052,546,000	1,041,323,000	939,933,000	1,824,371,000	1,909,326,000
PEO Name	Mr. Jeffrey S. Musser	Mr.Daniel R. Wall		Mr. Jeffrey S. Musser	Mr. Jeffrey S. Musser	Mr. Jeffrey S. Musser	Mr. Jeffrey S. Musser
Net Income			$ 812,048,000	$ 811,633,000	$ 751,779,000	$ 1,360,605,000	$ 1,418,845,000
Measure:: 1
Pay vs Performance Disclosure
Name			Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name			Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name			Net Revenues (non-GAAP)
Daniel R. Wall
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,643,863
PEO Actually Paid Compensation Amount			13,076,863
Jeffrey S. Musser
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,354,281	8,083,891	7,453,361	10,833,047	13,026,304
PEO Actually Paid Compensation Amount			3,677,208	$ 8,323,770	$ 7,847,316	$ 8,783,033	$ 17,822,709
PEO | Daniel R. Wall | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,940,134)
PEO | Daniel R. Wall | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,434,562
PEO | Daniel R. Wall | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			395,711
PEO | Daniel R. Wall | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			542,860
PEO | Daniel R. Wall | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey S. Musser | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey S. Musser | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey S. Musser | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			464,876
PEO | Jeffrey S. Musser | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,858,051
PEO | Jeffrey S. Musser | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,273,395)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,642,120
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			365,327
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			722,345
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0